Schedule of Income Tax for Continuing Operations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal					$ 0	$ 0
State					60,000	23,364
Foreign					0	0
Total current income taxes					60,000	23,364
Federal
State
Foreign
Total deferred income taxes
Total Income Tax Expense (benefit)	$ 12,814		$ 21,114		$ 60,000	$ 23,364	$ 1,653,067